Other Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables and Prepaid Expenses [Abstract]
Schedule of Other Receivables

Other receivables consist of the following:

	As of December 31,
	2025	2024

Rent and other deposits	$189,356	$74,075
Employee advances and others	-	81,732
Prepaid VAT taxes	85,835	240,713
Prepaid consulting fee	16,000	74,404
Platform fund receivable*	-	602,320
Others	11,067	-
Total other receivables and prepaid expenses	$302,258	$1,073,244

*	Funds held in trading platform trust account entrusted with Nanjing Jinwang, who was a related party as of December 31, 2023 since the Company’s then 10.7% shareholder Mr. Huajun Gao and Mr. Aimin Kong owned and controlled Nanjing Jinwang. As a result of the Company’s $14 million equity financing on May 31, 2024, Mr. Huajun Gao and Mr. Aimin Kong only owns 2.6% beneficial interest of the Company, therefore transaction with Nanjing Jinwang was not considered related party transactions as of December 31, 2024. The funds are unrestricted as to immediate withdrawal and use after the Company’s customers completed the necessary administrative procedures from the platform. The Company normally make withdraw monthly. All such funds were fully recovered as of December 2025.